Other disclosures - Contractual maturities of liabilities at amortised cost (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Undiscounted financial liabilities at amortised cost	€ 1,236,632	€ 1,220,145	€ 1,162,832
On demand
Liabilities
Undiscounted financial liabilities at amortised cost	637,351	615,078	542,124
Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	83,434	99,245	87,558
1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	90,987	88,369	91,598
3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	92,728	157,899	127,237
1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	172,827	132,136	181,772
3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	78,812	60,338	56,023
More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	80,493	67,080	76,520
Deposits
Liabilities
Undiscounted financial liabilities at amortised cost	982,761	934,147	898,084
Deposits | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	629,043	603,126	532,915
Deposits | Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	62,872	75,899	74,320
Deposits | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	67,567	61,107	67,169
Deposits | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	60,465	109,747	91,766
Deposits | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	108,326	63,013	106,935
Deposits | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	32,260	14,027	18,439
Deposits | More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	22,228	7,228	6,540
Central banks
Liabilities
Undiscounted financial liabilities at amortised cost	112,494	61,844	72,894
Central banks | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	150	99	304
Central banks | Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	5,204	454	2,126
Central banks | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	5,293	41	2,624
Central banks | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	3,217	32,805	896
Central banks | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	82,803	28,255	64,424
Central banks | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	15,827	190	2,520
Central banks | More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	0	0	0
Credit institutions
Liabilities
Undiscounted financial liabilities at amortised cost	61,574	88,893	88,720
Credit institutions | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	14,334	23,348	15,257
Credit institutions | Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	7,158	14,491	13,413
Credit institutions | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	15,209	18,810	24,698
Credit institutions | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	9,606	14,134	16,288
Credit institutions | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	5,031	8,519	8,552
Credit institutions | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	5,903	5,478	6,085
Credit institutions | More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	4,333	4,113	4,427
Customers
Liabilities
Undiscounted financial liabilities at amortised cost	808,693	783,410	736,470
Customers | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	614,559	579,679	517,354
Customers | Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	50,510	60,954	58,781
Customers | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	47,065	42,256	39,847
Customers | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	47,642	62,808	74,582
Customers | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	20,492	26,239	33,959
Customers | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	10,530	8,359	9,834
Customers | More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	17,895	3,115	2,113
Marketable debt securities
Liabilities
Undiscounted financial liabilities at amortised cost	226,903	255,889	240,533
Marketable debt securities | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	0	0	296
Marketable debt securities | Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	15,298	16,252	11,243
Marketable debt securities | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	19,009	22,912	17,359
Marketable debt securities | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	31,103	48,030	33,443
Marketable debt securities | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	58,645	64,650	71,431
Marketable debt securities | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	46,118	45,830	37,409
Marketable debt securities | More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	56,730	58,215	69,352
Other financial liabilities
Liabilities
Undiscounted financial liabilities at amortised cost	26,968	30,109	24,215
Other financial liabilities | On demand
Liabilities
Undiscounted financial liabilities at amortised cost	8,308	11,952	8,913
Other financial liabilities | Within 1 month
Liabilities
Undiscounted financial liabilities at amortised cost	5,264	7,094	1,995
Other financial liabilities | 1 to 3 months
Liabilities
Undiscounted financial liabilities at amortised cost	4,411	4,350	7,070
Other financial liabilities | 3 to 12 months
Liabilities
Undiscounted financial liabilities at amortised cost	1,160	122	2,028
Other financial liabilities | 1 to 3 years
Liabilities
Undiscounted financial liabilities at amortised cost	5,856	4,473	3,406
Other financial liabilities | 3 to 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	434	481	175
Other financial liabilities | More than 5 years
Liabilities
Undiscounted financial liabilities at amortised cost	€ 1,535	€ 1,637	€ 628